Client Name:
Client Project Name:	PRET 2026-RPL3
Start - End Dates:	2/9/2022 - 4/13/2023
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	1

Loan Number	Pretium Loan ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	6399081	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  High Credit Score 666 Guidelines allow 640

CFCFS1737: LTV below guideline requirements
- XXX Comments:  Low LTV/CLTV/HLTV XX.XX % Guidelines allow 80%

CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Post-Closing Reserves of $ 968,485 as 425 months PITIA Guidelines require 3 months or ($ 2,278 X 3 = $ 6,834)+ 2 Months for Additional REO or ($ 11,992 X 2 = $ 23,984)

XXXXXX	6118007	XXXXXX	GA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Assets verified at $41,863.55. Cash back at closing $3,255.19. Required reserves 0 months. Excess reserves $41,863.55.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score of 672 exceeds minimum required 640.

CFCFS1737: LTV below guideline requirements
- XXX Comments:  LTV of XX.XX% is below the maximum allowable of 80%.

XXXXXX	6117908	XXXXXX	DE	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No	Provide additional assets to cover 6 months of PITIA. $2,428.44 x 6 $14,570.64. Cash after closing $8,376.60. Provide additional assets in the amount of $6,194.14.	4.14.2023 Client responded - Please see the attached additional assets. Please clear the conditon 4.14.2023 Client sent bank statement XXX dated 3/XX/2023 verifying $75,415.68. Exception satisfied	4.14.2023 Exception satisfiedProvide additional assets.	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has been on current job 5 years.

CFCFS1737: LTV below guideline requirements
- XXX Comments:  Loan to value is XX.XX% max is 85%.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score is 684.

XXXXXX	6117908	XXXXXX	DE	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	Income/Employment	Active	B	B	B	B	CRDINC888	Income Amount is Unsupported by Documentation in File	No	Guidelines require 24 months of self employment; borrower is 3 months shorts of the 24 months.	4.13.2023-XXX Memo-Client provided approved lender exception.
4.13.2023-Upon further review by XXX, XXX deems exception non-material due to credit score 684, Loan to Value XX.XX%, and in the XXX for 8 plus years. Client allows this on a case by case basis. Exception remains.
																																			(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has been on current job 5 years.

CFCFS1737: LTV below guideline requirements
- XXX Comments:  Loan to value is XX.XX% max is 85%.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score is 684.

XXXXXX	6110491	XXXXXX	OR	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
CFCFS1736: Significant time at current residence
- XXX Comments:  Borrower at current residence 7 years 4 months

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  713 Credit score exceeds guideline of 700